UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     February 10, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $106,538 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1320    33005 SH       OTHER                   32505      500        0
AMERICAN INTL GROUP INC        COM              026874107     2337    40400 SH       OTHER                   39900      500        0
AMGEN INC                      COM              031162100     6710   138800 SH       OTHER                  136300     2500        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      875      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105     8923   221972 SH       OTHER                  218772     3200        0
BOSTON SCIENTIFIC CORP         COM              101137107     7194   169200 SH       OTHER                  162700     6500        0
BRISTOL MYERS SQUIBB CO        COM              110122108      802    34640 SH       OTHER                   29240     5400        0
CARDINAL HEALTH INC            COM              14149Y108     4937    83404 SH       OTHER                   82604      800        0
COCA COLA CO                   COM              191216100      511    11651 SH       SOLE                    11651        0        0
ELAN PLC                       ADR              284131208       79    32000 SH       OTHER                   30000     2000        0
FOREST LABS INC                COM              345838106    19455   396146 SH       OTHER                  386946     9200        0
GENERAL ELEC CO                COM              369604103     2902   119185 SH       SOLE                   119185        0        0
INTEL CORP                     COM              458140100     1056    67800 SH       OTHER                   65800     2000        0
J P MORGAN CHASE & CO          COM              46625H100      217     9025 SH       OTHER                    7025     2000        0
JOHNSON & JOHNSON              COM              478160104    15060   280387 SH       OTHER                  277387     3000        0
MERCK & CO INC                 COM              589331107     1142    20175 SH       OTHER                   19675      500        0
MICROSOFT CORP                 COM              594918104     2379    46014 SH       OTHER                   44714     1300        0
NORTHERN FDS TECHNOLO          MUTUAL           665162798      184    24802 SH       OTHER                       0    24802        0
ONLINE RES CORP                COM              68273G101     3088  1099500 SH       OTHER                 1081000    18500        0
PAYCHEX INC                    COM              704326107      558    20000 SH       SOLE                    20000        0        0
PFIZER INC                     COM              717081103     2364    77317 SH       SOLE                    77317        0        0
PIMCO FDS PAC INVT MG          MUTUAL           693390445     2578   241604 SH       SOLE                   241604        0        0
QUEST DIAGNOSTICS INC          COM              74834L100     5155    90600 SH       OTHER                   88400     2200        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     3505   115300 SH       OTHER                  114700      600        0
SCHERING PLOUGH CORP           COM              806605101     2512   113163 SH       OTHER                  111663     1500        0
SECURE COMPUTING CORP          COM              813705100       74    11500 SH       OTHER                    8500     3000        0
TRIBUNE CO NEW                 COM              896047107     3359    73884 SH       SOLE                    73884        0        0
ZIMMER HLDGS INC               COM              98956P102     7262   174900 SH       OTHER                  173400     1500        0